CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2023
Disclosure of critical accounting estimates and judgments [Abstract]
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
NOTE 3 - CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

The preparation of consolidated financial statements under IFRS requires the Company to make estimates and judgments that affect the application of policies and reported amounts. Estimates and judgments are continually evaluated and are based on historical experience and other factors including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.

Included in this note are accounting policies and/or estimates that cover areas for which the directors and management require judgments and/or assumptions that have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities in the future. These policies together with references to the related notes to the financial statements, which include further commentary on the nature of the estimates and judgments made, can be found below:

Revenues presentation – gross vs. net:

The Group applies judgment in determining whether it is acting as a principal or an agent where it provides services and third-party games to business partners and other customers. In making these judgments the Group determined whether the nature of its promise is a performance obligation to provide the specified services itself (the entity is a principal) or to arrange for the other party to provide those services (i.e. the entity is an agent). See also Note 2o.

During 2023, as part of the transformation from a B2C operator to a B2B provider, Aspire Core has changed its commercial terms with certain partners, resulting in net presentation.

Business combination – purchase price allocation and goodwill impairment evaluation:

With respect to Aspire Business Combination purchase price allocation and year-end goodwill impairment evaluation and with the assistance of a third-party appraiser, the Group applied certain assumptions and judgments in the preparation of discounted cash flows primarily with respect to intangible assets and CGUs, see Notes 4 and 8.

Legal proceedings – contingencies:

During 2023, two lawsuits were filed against Aspire, see Note 14, as to the preliminary stages of the proceedings, management based on its legal advisors cannot estimate the outcome of these proceedings at this stage.

Capitalization of development costs:

Costs relating to internally generated intangible assets are capitalized if the criteria for recognition as assets are met. The initial capitalization of costs is based on management’s judgment that technological and economic feasibility criteria are met. In making this judgment, Management considers the progress made in each development project and its latest forecasts for each project. For further details, see Note 8.

Income taxes:

The Group operates substantially in many countries. The applicability of corporate income taxes of those jurisdictions and/or the allocation of the Group's taxable income to those jurisdictions are subject to management’s assessments and judgments after consultations with the Group’s tax advisors. For further details, see Note 23.